PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)

Voya VACS Index Series S Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.6%
Communication Services : 8.8%
515,817
(1)
Alphabet, Inc. - Class A
$ 77,852,260
2.0
431,855
(1)
Alphabet, Inc. - Class
C
65,754,242
1.7
625,264
AT&T, Inc.
11,004,646
0.3
8,644
(1)
Charter
Communications, Inc.
- Class A
2,512,206
0.1
346,832  Comcast Corp. - Class
A
15,035,167
0.4
21,404
Electronic Arts, Inc.
2,839,669
0.1
21,620
Fox Corp. - Class A
676,057
0.0
11,537
Fox Corp. - Class B
330,189
0.0
33,493  Interpublic Group of
Cos., Inc.
1,092,877
0.0
12,408
(1)
Live Nation
Entertainment, Inc.
1,312,394
0.0
23,770
(1)
Match Group, Inc.
862,376
0.0
192,571  Meta Platforms, Inc.
- Class A
93,508,626
2.4
37,880
(1)
Netflix, Inc.
23,005,661
0.6
33,281
News Corp. - Class A
871,297
0.0
10,040
News Corp. - Class B
271,682
0.0
17,309
Omnicom Group, Inc.
1,674,819
0.0
42,190  Paramount Global
- Class B
496,576
0.0
13,831
(1)
Take-Two Interactive
Software, Inc.
2,053,765
0.1
45,710
T-Mobile US, Inc.
7,460,786
0.2
367,646  Verizon
Communications, Inc.
15,426,426
0.4
160,557
Walt Disney Co.
19,645,755
0.5
194,058
(1)
Warner Bros
Discovery, Inc.
1,694,126
0.0
345,381,602
8.8
Consumer Discretionary : 10.5%
38,018
(1)
Airbnb, Inc. - Class A
6,271,449
0.2
800,106
(1)
Amazon.com, Inc.
144,323,120
3.7
24,736
(1)
Aptiv PLC
1,970,222
0.1
1,514
(1)
AutoZone, Inc.
4,771,598
0.1
19,884  Bath & Body Works,
Inc.
994,598
0.0
16,939
Best Buy Co., Inc.
1,389,506
0.0
3,051
Booking Holdings, Inc.
11,068,662
0.3
20,555
BorgWarner, Inc.
714,081
0.0
18,864
(1)
Caesars
Entertainment, Inc.
825,111
0.0
13,875
(1)
CarMax, Inc.
1,208,651
0.0
88,105
(1)
Carnival Corp.
1,439,636
0.0
2,400
(1)
Chipotle Mexican Grill,
Inc.
6,976,248
0.2
26,354
D.R. Horton, Inc.
4,336,551
0.1
10,521  Darden Restaurants,
Inc.
1,758,585
0.0
2,247
(1)
Deckers Outdoor Corp.
2,115,011
0.1
19,193
Dollar General Corp.
2,995,260
0.1
18,277
(1)
Dollar Tree, Inc.
2,433,583
0.1
3,050
Domino's Pizza, Inc.
1,515,484
0.0
45,386
eBay, Inc.
2,395,473
0.1
10,472
(1)
Etsy, Inc.
719,636
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
11,659
(1)
Expedia Group, Inc.
$ 1,606,027
0.0
343,859
Ford Motor Co.
4,566,448
0.1
13,385
Garmin Ltd.
1,992,625
0.1
101,048
General Motors Co.
4,582,527
0.1
12,260
Genuine Parts Co.
1,899,442
0.0
11,405
Hasbro, Inc.
644,611
0.0
22,072  Hilton Worldwide
Holdings, Inc.
4,708,178
0.1
87,116
Home Depot, Inc.
33,417,698
0.9
32,282  Las Vegas Sands
Corp.
1,668,979
0.0
21,876
Lennar Corp. - Class A
3,762,234
0.1
23,401
LKQ Corp.
1,249,847
0.0
50,468
Lowe's Cos., Inc.
12,855,714
0.3
10,070
(1)
Lululemon Athletica,
Inc.
3,933,845
0.1
21,574  Marriott International,
Inc. - Class A
5,443,336
0.1
63,431
McDonald's Corp.
17,884,370
0.5
23,897
(1)
MGM Resorts
International
1,128,177
0.0
4,622
(1)
Mohawk Industries,
Inc.
604,974
0.0
106,544
NIKE, Inc. - Class B
10,013,005
0.3
37,203
(1)
Norwegian Cruise Line
Holdings Ltd.
778,659
0.0
278
(1)
NVR, Inc.
2,251,789
0.1
5,174
(1)
O'Reilly Automotive,
Inc.
5,840,825
0.2
3,382
Pool Corp.
1,364,637
0.0
18,854
PulteGroup, Inc.
2,274,169
0.1
3,476
Ralph Lauren Corp.
652,654
0.0
29,613
Ross Stores, Inc.
4,346,004
0.1
20,615
(1)
Royal Caribbean
Cruises Ltd.
2,865,691
0.1
99,102
Starbucks Corp.
9,056,932
0.2
20,042
Tapestry, Inc.
951,594
0.0
40,367
Target Corp.
7,153,436
0.2
242,526
(1)
Tesla, Inc.
42,633,646
1.1
100,049
TJX Cos., Inc.
10,146,970
0.3
9,454
Tractor Supply Co.
2,474,301
0.1
4,305
(1)
Ulta Beauty, Inc.
2,250,998
0.1
28,906
VF Corp.
443,418
0.0
8,395
Wynn Resorts Ltd.
858,221
0.0
24,513
Yum! Brands, Inc.
3,398,727
0.1
411,927,173
10.5
Consumer Staples : 5.6%
154,667
Altria Group, Inc.
6,746,575
0.2
46,644  Archer-Daniels-
Midland Co.
2,929,710
0.1
16,001  Brown-Forman Corp.
- Class B
825,972
0.0
12,705
Bunge Global SA
1,302,517
0.0
17,178
Campbell Soup Co.
763,562
0.0
21,546  Church & Dwight Co.,
Inc.
2,247,463
0.1
10,844
Clorox Co.
1,660,325
0.1
340,271
Coca-Cola Co.
20,817,780
0.5
72,003
Colgate-Palmolive Co.
6,483,870
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
41,798
Conagra Brands, Inc.
$ 1,238,893
0.0
14,134  Constellation Brands,
Inc. - Class A
3,841,056
0.1
38,840  Costco Wholesale
Corp.
28,455,349
0.7
20,315  Estee Lauder Cos.,
Inc. - Class A
3,131,557
0.1
49,708
General Mills, Inc.
3,478,069
0.1
13,107
Hershey Co.
2,549,312
0.1
25,328
Hormel Foods Corp.
883,694
0.0
9,281
JM Smucker Co.
1,168,199
0.0
23,064
Kellogg Co.
1,321,337
0.0
150,718
Kenvue, Inc.
3,234,408
0.1
91,076
Keurig Dr Pepper, Inc.
2,793,301
0.1
29,553
Kimberly-Clark Corp.
3,822,681
0.1
69,719
Kraft Heinz Co.
2,572,631
0.1
57,871
Kroger Co.
3,306,170
0.1
12,674  Lamb Weston
Holdings, Inc.
1,350,161
0.0
21,975
McCormick & Co., Inc.
1,687,900
0.1
16,193  Molson Coors
Beverage Co. - Class
B
1,088,979
0.0
117,858  Mondelez International,
Inc. - Class A
8,250,060
0.2
64,600
(1)
Monster Beverage
Corp.
3,829,488
0.1
120,231
PepsiCo, Inc.
21,041,627
0.5
135,757  Philip Morris
International, Inc.
12,438,056
0.3
206,108
Procter & Gamble Co.
33,441,023
0.9
43,575
Sysco Corp.
3,537,418
0.1
24,943  Tyson Foods, Inc.
- Class A
1,464,902
0.0
62,705  Walgreens Boots
Alliance, Inc.
1,360,071
0.0
374,687
Walmart, Inc.
22,544,917
0.6
217,609,033
5.6
Energy : 3.9%
31,606
APA Corp.
1,086,614
0.0
87,994
Baker Hughes Co.
2,947,799
0.1
151,817
Chevron Corp.
23,947,614
0.6
103,120
ConocoPhillips
13,125,114
0.3
65,779
Coterra Energy, Inc.
1,833,918
0.0
56,029
Devon Energy Corp.
2,811,535
0.1
15,652  Diamondback Energy,
Inc.
3,101,757
0.1
50,996
EOG Resources, Inc.
6,519,329
0.2
35,971
EQT Corp.
1,333,445
0.0
347,583
Exxon Mobil Corp.
40,403,048
1.0
78,272
Halliburton Co.
3,085,482
0.1
24,175
Hess Corp.
3,690,072
0.1
169,110
Kinder Morgan, Inc.
3,101,477
0.1
51,179
Marathon Oil Corp.
1,450,413
0.0
32,211  Marathon Petroleum
Corp.
6,490,516
0.2
57,741  Occidental Petroleum
Corp.
3,752,588
0.1
50,944
ONEOK, Inc.
4,084,180
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
37,638
Phillips 66
$ 6,147,791
0.2
20,403  Pioneer Natural
Resources Co.
5,355,787
0.1
124,918
Schlumberger NV
6,846,756
0.2
19,499
Targa Resources Corp.
2,183,693
0.1
29,772
Valero Energy Corp.
5,081,783
0.1
106,382
Williams Cos., Inc.
4,145,707
0.1
152,526,418
3.9
Financials : 10.9%
46,504
Aflac, Inc.
3,992,833
0.1
22,884
Allstate Corp.
3,959,161
0.1
50,055
American Express Co.
11,397,023
0.3
61,393  American International
Group, Inc.
4,799,091
0.1
8,850  Ameriprise Financial,
Inc.
3,880,194
0.1
17,509
Aon PLC - Class A
5,843,103
0.2
32,634
(1)
Arch Capital Group
Ltd.
3,016,687
0.1
18,880  Arthur J Gallagher &
Co.
4,720,755
0.1
4,599
Assurant, Inc.
865,716
0.0
602,083
Bank of America Corp.
22,830,987
0.6
66,466  Bank of New York
Mellon Corp.
3,829,771
0.1
159,256
(1)
Berkshire Hathaway,
Inc. - Class B
66,970,333
1.7
12,229
BlackRock, Inc.
10,195,317
0.3
62,966
Blackstone, Inc.
8,271,843
0.2
20,657
Brown & Brown, Inc.
1,808,314
0.1
33,305  Capital One Financial
Corp.
4,958,781
0.1
9,231  Cboe Global Markets,
Inc.
1,696,012
0.0
130,143
Charles Schwab Corp.
9,414,545
0.2
35,473
Chubb Ltd.
9,192,118
0.2
13,721  Cincinnati Financial
Corp.
1,703,737
0.0
166,579
Citigroup, Inc.
10,534,456
0.3
40,771  Citizens Financial
Group, Inc.
1,479,580
0.0
31,481
CME Group, Inc.
6,777,544
0.2
11,532
Comerica, Inc.
634,145
0.0
6,314
(1)
Corpay, Inc.
1,948,122
0.1
21,867  Discover Financial
Services
2,866,545
0.1
3,795
Everest Re Group Ltd.
1,508,512
0.0
3,322  FactSet Research
Systems, Inc.
1,509,484
0.0
51,812  Fidelity National
Information Services,
Inc.
3,843,414
0.1
59,554
Fifth Third Bancorp
2,216,004
0.1
52,486
(1)
Fiserv, Inc.
8,388,312
0.2
26,271  Franklin Resources,
Inc.
738,478
0.0
22,771
Global Payments, Inc.
3,043,572
0.1
7,490
Globe Life, Inc.
871,611
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
28,518  Goldman Sachs
Group, Inc.
$ 11,911,683
0.3
26,302  Hartford Financial
Services Group, Inc.
2,710,421
0.1
126,633  Huntington
Bancshares, Inc.
1,766,530
0.1
50,053  Intercontinental
Exchange, Inc.
6,878,784
0.2
39,313
Invesco Ltd.
652,203
0.0
253,051  JPMorgan Chase &
Co.
50,686,115
1.3
81,875
KeyCorp
1,294,444
0.0
16,009
Loews Corp.
1,253,345
0.0
14,513
M&T Bank Corp.
2,110,771
0.1
3,315  MarketAxess Holdings,
Inc.
726,814
0.0
43,119  Marsh & McLennan
Cos., Inc.
8,881,652
0.2
53,732
MetLife, Inc.
3,982,079
0.1
13,763
Moody's Corp.
5,409,272
0.1
109,657
Morgan Stanley
10,325,303
0.3
6,916
MSCI, Inc.
3,876,072
0.1
33,261
Nasdaq, Inc.
2,098,769
0.1
18,105
Northern Trust Corp.
1,609,897
0.0
34,835  PNC Financial
Services Group, Inc.
5,629,336
0.1
19,181  Principal Financial
Group, Inc.
1,655,512
0.0
51,161
Progressive Corp.
10,581,118
0.3
31,569  Prudential Financial,
Inc.
3,706,201
0.1
16,433  Raymond James
Financial, Inc.
2,110,326
0.1
81,333  Regions Financial
Corp.
1,711,246
0.0
28,124
S&P Global, Inc.
11,965,356
0.3
26,429
State Street Corp.
2,043,490
0.1
36,187
Synchrony Financial
1,560,383
0.0
19,542  T. Rowe Price Group,
Inc.
2,382,561
0.1
19,973
Travelers Cos., Inc.
4,596,586
0.1
116,628
Truist Financial Corp.
4,546,159
0.1
136,158
US Bancorp
6,086,263
0.2
17,815
W.R. Berkley Corp.
1,575,559
0.0
315,010
Wells Fargo & Co.
18,257,980
0.5
9,030  Willis Towers Watson
PLC
2,483,250
0.1
426,771,580
10.9
Health Care : 12.2%
151,756
Abbott Laboratories
17,248,587
0.4
154,497
AbbVie, Inc.
28,133,904
0.7
25,587  Agilent Technologies,
Inc.
3,723,164
0.1
6,229
(1)
Align Technology, Inc.
2,042,614
0.1
14,579  AmerisourceBergen
Corp.
3,542,551
0.1
46,801
Amgen, Inc.
13,306,460
0.3
44,365  Baxter International,
Inc.
1,896,160
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
25,370  Becton Dickinson and
Co.
$ 6,277,807
0.2
12,671
(1)
Biogen, Inc.
2,732,248
0.1
1,830
(1)
Bio-Rad Laboratories,
Inc. - Class A
632,942
0.0
13,830
Bio-Techne Corp.
973,494
0.0
128,045
(1)
Boston Scientific Corp.
8,769,802
0.2
177,938  Bristol-Myers Squibb
Co.
9,649,578
0.2
21,553
Cardinal Health, Inc.
2,411,781
0.1
15,765
(1)
Catalent, Inc.
889,934
0.0
46,715
(1)
Centene Corp.
3,666,193
0.1
4,486
(1)
Charles River
Laboratories
International, Inc.
1,215,482
0.0
25,589
Cigna Group
9,293,669
0.2
17,324
Cooper Cos., Inc.
1,757,693
0.0
110,153
CVS Health Corp.
8,785,803
0.2
57,511
Danaher Corp.
14,361,647
0.4
4,711
(1)
DaVita, Inc.
650,354
0.0
18,527  DENTSPLY SIRONA,
Inc.
614,911
0.0
33,788
(1)
Dexcom, Inc.
4,686,396
0.1
53,038
(1)
Edwards Lifesciences
Corp.
5,068,311
0.1
20,547
Elevance Health, Inc.
10,654,441
0.3
69,798
Eli Lilly & Co.
54,300,052
1.4
37,066  GE HealthCare
Technologies, Inc.
3,369,670
0.1
108,965
Gilead Sciences, Inc.
7,981,686
0.2
17,321
HCA Healthcare, Inc.
5,777,073
0.2
11,420
(1)
Henry Schein, Inc.
862,438
0.0
20,546
(1)
Hologic, Inc.
1,601,766
0.0
10,766
Humana, Inc.
3,732,788
0.1
7,267
(1)
IDEXX Laboratories,
Inc.
3,923,671
0.1
13,887
(1)
Illumina, Inc.
1,906,963
0.1
16,266
(1)
Incyte Corp.
926,674
0.0
6,106
(1)
Insulet Corp.
1,046,568
0.0
30,788
(1)
Intuitive Surgical, Inc.
12,287,183
0.3
16,014
(1)
IQVIA Holdings, Inc.
4,049,780
0.1
210,710
Johnson & Johnson
33,332,215
0.9
7,424  Laboratory Corp. of
America Holdings
1,621,847
0.0
11,502
McKesson Corp.
6,174,849
0.2
116,354
Medtronic PLC
10,140,251
0.3
221,598
Merck & Co., Inc.
29,239,856
0.7
1,896
(1)
Mettler-Toledo
International, Inc.
2,524,126
0.1
29,008
(1)
Moderna, Inc.
3,091,093
0.1
5,098
(1)
Molina Healthcare, Inc.
2,094,411
0.1
493,774
Pfizer, Inc.
13,702,229
0.4
9,832
Quest Diagnostics, Inc.
1,308,738
0.0
9,247
(1)
Regeneron
Pharmaceuticals, Inc.
8,900,145
0.2
12,863
ResMed, Inc.
2,547,260
0.1
10,792
Revvity, Inc.
1,133,160
0.0
8,640
STERIS PLC
1,942,445
0.1
29,567
Stryker Corp.
10,581,142
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
4,110
Teleflex, Inc.
$ 929,559
0.0
33,788  Thermo Fisher
Scientific, Inc.
19,637,923
0.5
80,959  UnitedHealth Group,
Inc.
40,050,417
1.0
5,335  Universal Health
Services, Inc. - Class B
973,424
0.0
22,534
(1)
Vertex
Pharmaceuticals, Inc.
9,419,437
0.2
104,910
Viatris, Inc.
1,252,625
0.0
5,171
(1)
Waters Corp.
1,780,013
0.0
6,470  West Pharmaceutical
Services, Inc.
2,560,244
0.1
18,275  Zimmer Biomet
Holdings, Inc.
2,411,935
0.1
40,149
Zoetis, Inc.
6,793,612
0.2
478,895,194
12.2
Industrials : 8.6%
48,300
3M Co.
5,123,181
0.1
10,741
A.O. Smith Corp.
960,890
0.0
7,677
Allegion PLC
1,034,169
0.0
57,152
(1)
American Airlines
Group, Inc.
877,283
0.0
20,183
AMETEK, Inc.
3,691,471
0.1
35,968  Automatic Data
Processing, Inc.
8,982,648
0.2
6,160
(1)
Axon Enterprise, Inc.
1,927,341
0.1
50,201
(1)
Boeing Co.
9,688,291
0.3
10,791
(1)
Builders FirstSource,
Inc.
2,250,463
0.1
73,374
Carrier Global Corp.
4,265,231
0.1
44,612
Caterpillar, Inc.
16,347,175
0.4
13,640
(1)
Ceridian HCM Holding,
Inc.
903,104
0.0
10,201  CH Robinson
Worldwide, Inc.
776,704
0.0
7,571
Cintas Corp.
5,201,504
0.1
76,410
(1)
Copart, Inc.
4,425,667
0.1
35,711
(1)
CoStar Group, Inc.
3,449,683
0.1
172,811
CSX Corp.
6,406,104
0.2
11,929
Cummins, Inc.
3,514,880
0.1
22,792
Deere & Co.
9,361,586
0.2
56,270
Delta Air Lines, Inc.
2,693,645
0.1
12,233
Dover Corp.
2,167,565
0.1
34,918
Eaton Corp. PLC
10,918,160
0.3
49,855
Emerson Electric Co.
5,654,554
0.2
10,775
Equifax, Inc.
2,882,528
0.1
12,714  Expeditors
International of
Washington, Inc.
1,545,641
0.0
49,970
Fastenal Co.
3,854,686
0.1
20,228
FedEx Corp.
5,860,861
0.2
30,733
Fortive Corp.
2,643,653
0.1
5,372
(1)
Generac Holdings, Inc.
677,624
0.0
19,808  General Dynamics
Corp.
5,595,562
0.1
95,179
General Electric Co.
16,706,770
0.4
57,651  Honeywell
International, Inc.
11,832,868
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
34,206  Howmet Aerospace,
Inc.
$ 2,340,717
0.1
4,690
Hubbell, Inc.
1,946,584
0.1
3,474  Huntington Ingalls
Industries, Inc.
1,012,567
0.0
6,613
IDEX Corp.
1,613,704
0.0
23,800
Illinois Tool Works, Inc.
6,386,254
0.2
35,399
Ingersoll Rand, Inc.
3,361,135
0.1
11,011
Jacobs Solutions, Inc.
1,692,721
0.0
7,126  JB Hunt Transport
Services, Inc.
1,419,855
0.0
59,493  Johnson Controls
International PLC
3,886,083
0.1
16,575  L3Harris Technologies,
Inc.
3,532,132
0.1
12,025
Leidos Holdings, Inc.
1,576,357
0.0
18,824
Lockheed Martin Corp.
8,562,473
0.2
19,632
Masco Corp.
1,548,572
0.0
4,737
Nordson Corp.
1,300,496
0.0
19,775
Norfolk Southern Corp.
5,040,054
0.1
12,396  Northrop Grumman
Corp.
5,933,469
0.2
15,648  Old Dominion Freight
Line, Inc.
3,431,763
0.1
35,789
Otis Worldwide Corp.
3,552,774
0.1
45,743
PACCAR, Inc.
5,667,100
0.2
11,235
Parker-Hannifin Corp.
6,244,301
0.2
14,455
Pentair PLC
1,235,035
0.0
12,705
Quanta Services, Inc.
3,300,759
0.1
116,138  Raytheon Technologies
Corp.
11,326,939
0.3
17,885
Republic Services, Inc.
3,423,904
0.1
9,260  Robert Half
International, Inc.
734,133
0.0
10,028  Rockwell Automation,
Inc.
2,921,457
0.1
24,551
Rollins, Inc.
1,135,975
0.0
4,616
Snap-on, Inc.
1,367,352
0.0
52,130
Southwest Airlines Co.
1,521,675
0.0
13,407  Stanley Black &
Decker, Inc.
1,312,948
0.0
17,140
Textron, Inc.
1,644,240
0.0
19,973  Trane Technologies
PLC
5,995,895
0.2
4,867
TransDigm Group, Inc.
5,994,197
0.2
179,958
(1)
Uber Technologies,
Inc.
13,854,966
0.4
53,309
Union Pacific Corp.
13,110,282
0.3
28,682
(1)
United Airlines
Holdings, Inc.
1,373,294
0.0
63,248  United Parcel Service,
Inc. - Class B
9,400,550
0.2
5,927
United Rentals, Inc.
4,274,019
0.1
19,170
Veralto Corp.
1,699,612
0.0
12,683
Verisk Analytics, Inc.
2,989,764
0.1
32,052  Waste Management,
Inc.
6,831,884
0.2
15,667  Westinghouse Air
Brake Technologies
Corp.
2,282,369
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
3,863
WW Grainger, Inc.
$ 3,929,830
0.1
21,082
Xylem, Inc.
2,724,638
0.1
336,656,320
8.6
Information Technology : 31.4%
54,884  Accenture PLC - Class
A
19,023,343
0.5
39,564
(1)
Adobe, Inc.
19,963,994
0.5
141,430
(1)
Advanced Micro
Devices, Inc.
25,526,701
0.7
13,190
(1)
Akamai Technologies,
Inc.
1,434,544
0.0
52,322  Amphenol Corp.
- Class A
6,035,343
0.2
43,577
Analog Devices, Inc.
8,619,095
0.2
7,590
(1)
ANSYS, Inc.
2,634,944
0.1
1,270,536
Apple, Inc.
217,871,513
5.6
72,831
Applied Materials, Inc.
15,019,937
0.4
22,036
(1)
Arista Networks, Inc.
6,389,999
0.2
18,693
(1)
Autodesk, Inc.
4,868,031
0.1
38,518
Broadcom, Inc.
51,052,142
1.3
10,288  Broadridge Financial
Solutions, Inc.
2,107,600
0.1
23,792
(1)
Cadence Design
Systems, Inc.
7,405,974
0.2
11,715
CDW Corp.
2,996,463
0.1
355,678
Cisco Systems, Inc.
17,751,889
0.5
43,848  Cognizant Technology
Solutions Corp. - Class
A
3,213,620
0.1
67,149
Corning, Inc.
2,213,231
0.1
11,941
(1)
Enphase Energy, Inc.
1,444,622
0.0
5,046
(1)
EPAM Systems, Inc.
1,393,503
0.0
5,221
(1)
F5, Inc.
989,849
0.0
2,161
(1)
Fair Isaac Corp.
2,700,407
0.1
9,343
(1)
First Solar, Inc.
1,577,098
0.0
55,737
(1)
Fortinet, Inc.
3,807,395
0.1
6,817
(1)
Gartner, Inc.
3,249,459
0.1
49,306
Gen Digital, Inc.
1,104,454
0.0
113,789  Hewlett Packard
Enterprise Co.
2,017,479
0.1
76,053
HP, Inc.
2,298,322
0.1
370,078
Intel Corp.
16,346,345
0.4
80,092  International Business
Machines Corp.
15,294,368
0.4
24,508
Intuit, Inc.
15,930,200
0.4
11,189
Jabil, Inc.
1,498,767
0.0
6,369  Jack Henry &
Associates, Inc.
1,106,486
0.0
27,885
Juniper Networks, Inc.
1,033,418
0.0
15,529
(1)
Keysight Technologies,
Inc.
2,428,425
0.1
11,887
KLA Corp.
8,303,902
0.2
11,475
Lam Research Corp.
11,148,766
0.3
72,215  Mastercard, Inc.
- Class A
34,776,578
0.9
47,314  Microchip Technology,
Inc.
4,244,539
0.1
96,626  Micron Technology,
Inc.
11,391,239
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
650,389
Microsoft Corp.
$ 273,631,660
7.0
4,190  Monolithic Power
Systems, Inc.
2,838,390
0.1
14,514  Motorola Solutions,
Inc.
5,152,180
0.1
18,259
NetApp, Inc.
1,916,647
0.0
216,200
NVIDIA Corp.
195,349,672
5.0
22,541  NXP Semiconductors
NV
5,584,984
0.1
37,664
(1)
ON Semiconductor
Corp.
2,770,187
0.1
139,556
Oracle Corp.
17,529,629
0.4
27,598
(1)
Palo Alto Networks,
Inc.
7,841,420
0.2
28,115
Paychex, Inc.
3,452,522
0.1
4,289
Paycom Software, Inc.
853,554
0.0
94,283
(1)
PayPal Holdings, Inc.
6,316,018
0.2
10,392
(1)
PTC, Inc.
1,963,465
0.1
8,513
(1)
Qorvo, Inc.
977,548
0.0
97,684
Qualcomm, Inc.
16,537,901
0.4
9,342  Roper Technologies,
Inc.
5,239,367
0.1
84,729
Salesforce, Inc.
25,518,680
0.7
17,012  Seagate Technology
Holdings PLC
1,582,967
0.0
17,927
(1)
ServiceNow, Inc.
13,667,545
0.4
13,939  Skyworks Solutions,
Inc.
1,509,873
0.0
4,407
(1)
Super Micro Computer,
Inc.
4,451,202
0.1
13,350
(1)
Synopsys, Inc.
7,629,525
0.2
27,177
TE Connectivity Ltd.
3,947,188
0.1
4,126
(1)
Teledyne Technologies,
Inc.
1,771,374
0.0
13,369
Teradyne, Inc.
1,508,424
0.0
79,590
Texas Instruments, Inc.
13,865,374
0.4
21,755
(1)
Trimble, Inc.
1,400,152
0.0
3,680
(1)
Tyler Technologies,
Inc.
1,564,037
0.0
7,768
(1)
VeriSign, Inc.
1,472,114
0.0
138,437
Visa, Inc. - Class A
38,634,998
1.0
28,355
(1)
Western Digital Corp.
1,934,945
0.1
4,491
(1)
Zebra Technologies
Corp. - Class A
1,353,767
0.0
1,227,981,293
31.4
Materials : 2.3%
19,427  Air Products and
Chemicals, Inc.
4,706,579
0.1
10,262
Albemarle Corp.
1,351,916
0.0
126,394
Amcor PLC
1,202,007
0.0
7,042
Avery Dennison Corp.
1,572,126
0.0
27,573
Ball Corp.
1,857,317
0.1
8,758
Celanese Corp.
1,505,150
0.0
16,708  CF Industries
Holdings, Inc.
1,390,273
0.0
61,628
Corteva, Inc.
3,554,087
0.1
61,337
Dow, Inc.
3,553,252
0.1
37,607  DuPont de Nemours,
Inc.
2,883,329
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
10,368
Eastman Chemical Co.
$ 1,039,081
0.0
22,192
Ecolab, Inc.
5,124,133
0.1
10,910
FMC Corp.
694,967
0.0
125,400  Freeport-McMoRan,
Inc.
5,896,308
0.2
22,324  International Flavors &
Fragrances, Inc.
1,919,641
0.1
30,259
International Paper Co.
1,180,706
0.0
42,403
Linde PLC US
19,688,561
0.5
22,409  LyondellBasell
Industries NV - Class A
2,291,993
0.1
5,405  Martin Marietta
Materials, Inc.
3,318,346
0.1
28,581
Mosaic Co.
927,739
0.0
100,785
Newmont Corp.
3,612,134
0.1
21,498
Nucor Corp.
4,254,454
0.1
7,838  Packaging Corp. of
America
1,487,496
0.0
20,621
PPG Industries, Inc.
2,987,983
0.1
20,593
Sherwin-Williams Co.
7,152,567
0.2
13,302
Steel Dynamics, Inc.
1,971,755
0.1
11,620
Vulcan Materials Co.
3,171,330
0.1
22,422
Westrock Co.
1,108,768
0.0
91,403,998
2.3
Real Estate : 2.2%
13,677  Alexandria Real Estate
Equities, Inc.
1,763,102
0.0
40,766
American Tower Corp.
8,054,954
0.2
12,419  AvalonBay
Communities, Inc.
2,304,470
0.1
12,626
Boston Properties, Inc.
824,604
0.0
9,337
Camden Property Trust
918,761
0.0
26,030
(1)
CBRE Group, Inc.
- Class A
2,531,157
0.1
37,953
Crown Castle, Inc.
4,016,566
0.1
26,484  Digital Realty Trust,
Inc.
3,814,755
0.1
8,210
Equinix, Inc.
6,775,959
0.2
30,218
Equity Residential
1,907,058
0.1
5,613  Essex Property Trust,
Inc.
1,374,119
0.0
18,476  Extra Space Storage,
Inc.
2,715,972
0.1
6,424  Federal Realty
Investment Trust
656,019
0.0
61,895  Healthpeak Properties,
Inc.
1,160,531
0.0
61,690  Host Hotels & Resorts,
Inc.
1,275,749
0.0
50,304
Invitation Homes, Inc.
1,791,325
0.1
25,534
Iron Mountain, Inc.
2,048,082
0.1
58,154
Kimco Realty Corp.
1,140,400
0.0
10,204  Mid-America
Apartment
Communities, Inc.
1,342,642
0.0
80,801
Prologis, Inc.
10,521,906
0.3
13,839
Public Storage
4,014,140
0.1
72,724
Realty Income Corp.
3,934,368
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
14,366  Regency Centers
Corp.
$ 870,005
0.0
9,435  SBA Communications
Corp.
2,044,565
0.1
28,529  Simon Property Group,
Inc.
4,464,503
0.1
26,463
UDR, Inc.
989,981
0.0
35,188
Ventas, Inc.
1,532,086
0.0
90,469
VICI Properties, Inc.
2,695,072
0.1
48,400
Welltower, Inc.
4,522,496
0.1
63,838
Weyerhaeuser Co.
2,292,423
0.1
84,297,770
2.2
Utilities : 2.2%
58,559
AES Corp.
1,049,963
0.0
22,315
Alliant Energy Corp.
1,124,676
0.0
22,994
Ameren Corp.
1,700,636
0.0
45,987  American Electric
Power Co., Inc.
3,959,481
0.1
17,027  American Water Works
Co., Inc.
2,080,870
0.1
12,986
Atmos Energy Corp.
1,543,646
0.0
55,200  CenterPoint Energy,
Inc.
1,572,648
0.0
25,515
CMS Energy Corp.
1,539,575
0.0
30,189  Consolidated Edison,
Inc.
2,741,463
0.1
27,930  Constellation Energy
Corp.
5,162,860
0.1
73,177
Dominion Energy, Inc.
3,599,577
0.1
18,030
DTE Energy Co.
2,021,884
0.1
67,398
Duke Energy Corp.
6,518,061
0.2
33,518
Edison International
2,370,728
0.1
18,493
Entergy Corp.
1,954,340
0.1
20,089
Evergy, Inc.
1,072,351
0.0
30,548
Eversource Energy
1,825,854
0.1
87,050
Exelon Corp.
3,270,469
0.1
45,162
FirstEnergy Corp.
1,744,156
0.0
179,420
NextEra Energy, Inc.
11,466,732
0.3
36,139
NiSource, Inc.
999,605
0.0
19,743
NRG Energy, Inc.
1,336,404
0.0
186,574
PG&E Corp.
3,126,980
0.1
9,917  Pinnacle West Capital
Corp.
741,097
0.0
64,461
PPL Corp.
1,774,611
0.0
43,577  Public Service
Enterprise Group, Inc.
2,910,072
0.1
55,034
Sempra Energy
3,953,092
0.1
95,374
Southern Co.
6,842,131
0.2
27,585  WEC Energy Group,
Inc.
2,265,280
0.1
48,256
Xcel Energy, Inc.
2,593,760
0.1
84,863,002
2.2
Total Common Stock
(Cost $3,006,769,352)
3,858,313,383
98.6

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.2%
Mutual Funds : 1.2%
1,318,000
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
$ 1,318,000
0.0
46,697,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
46,697,000
1.2
Total Mutual Funds
(Cost $48,015,000)
48,015,000
1.2
Total Short-Term
Investments
(Cost $48,015,000)
48,015,000
1.2
Total Investments in
Securities
(Cost $3,054,784,352) $ 3,906,328,383 99.8
Assets in Excess of
Other Liabilities 9,094,976 0.2
Net Assets $ 3,915,423,359 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

Voya VACS Index Series S Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 3,858,313,383 $ — $ — $ 3,858,313,383
Short-Term Investments 48,015,000 — — 48,015,000
Total Investments, at fair value $ 3,906,328,383 $ — $ — $ 3,906,328,383
Other Financial Instruments+
Futures 1,127,497 — — 1,127,497
Total Assets $ 3,907,455,880 $ — $ — $ 3,907,455,880
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, the following futures contracts were outstanding for Voya VACS Index Series S  Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 205 06/21/24 $ 54,412,125 $ 1,127,497
$ 54,412,125 $ 1,127,497
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 938,167,673
Gross Unrealized Depreciation (86,623,642)
Net Unrealized Appreciation $ 851,544,031